SCHEDULE OF TAX PAYABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes payable	$ 111,352	$ 49,249	$ 104,100
Value-added	64,476	6,439
Income	30,389	29,998
City construction	4,838	1,423
Education	3,487	1,024
Other	8,162	10,365
Taxes payable	$ 111,352	49,249
Value-added [Member]
Taxes payable		6,439	56,806
Income [Member]
Taxes payable		29,998	30,919
City Construction [Member]
Taxes payable		1,423	3,746
Education [Member]
Taxes payable		1,024	2,184
Other [Member]
Taxes payable		$ 10,365	$ 10,445